Retirement Plans (Effect Of A 25 Basis Point Decrease On Net Pension Expense) (Details) - U.S. Plans [Member] $ in Millions	Dec. 31, 2016 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Discount rate	$ 33
Expected long-term rate of return on plan assets	26
Rate of compensation increase	$ (1)